SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Significant accounting policies [abstract]
New standards adopted in 2019 [Policy Text Block]

(a) New standards adopted in 2019

The accounting policies set out below have been applied consistently by the Corporation and its subsidiaries to all years presented in these consolidated financial statements. In addition, the Corporation adopted the following standards issued by the IASB in 2019:

IFRS 16, Leases ("IFRS 16")

Effective January 1, 2019, the Corporation adopted IFRS 16 which specifies how to recognize, measure, present and disclose leases. The standard introduces a single, on-balance sheet lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities representing its obligation to make lease payments, unless the underlying leased asset has a low value or is considered short term.

The Corporation adopted IFRS 16 using a modified retrospective approach. Accordingly comparative information presented for 2018 has not been restated. On transition to IFRS 16, the Corporation elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Corporation applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17, Leases and IFRIC 4, Determining whether an Arrangement contains a Lease were not reassessed. As at January 1, 2019, the Corporation's leases primarily consist of leases for office premises with terms ranging from 2 to 4 years. The lease term includes periods covered by an option to extend if the Corporation is reasonably certain to exercise that option.

At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of remaining lease payments, discounted at the Corporation's incremental borrowing rate as at January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liabilities, adjusted for any prepaid or accrued lease payments relating to that lease.

The Corporation has elected to use the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

  applied a single discount rate to a portfolio of leases with reasonably similar characteristics;
  excluded initial direct costs from the measurement of the right-of-use assets at the date of initial application; and
  relied upon the Corporation's assessment of whether leases are onerous under the requirements of IAS 37, Provisions, contingent liabilities and contingent assets as at December 31, 2018 as an alternative to reviewing our right-of-use assets for impairment.

The Corporation has elected not to separate non-lease components and will instead account for the lease and non-lease component as a single lease component. In addition, the Corporation has elected not to recognize right-of-use assets and lease liabilities for some leases of low value assets. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

The impact on transition to IFRS 16 is summarized below:

Jan. 1, 2019
Prepaid expenses and other assets	$(109)
Right-of-use assets	$4,102
Current portion of other liabilities	$(120)
Current portion of lease liabilities	$1,203
Lease liabilities	$3,272
Other liabilities	$(362)

When measuring lease liabilities for leases that were classified as operating leases under IAS 17, the Corporation discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average rate applied is 5.30%.

Jan. 1, 2019
Operating lease commitment at December 31, 2018 as disclosed in the Corporation's 2018 consolidated financial statements	$7,401
Discounted using the incremental borrowing rate at January 1, 2019	$6,573
Recognition exemption for leases of low-value assets	(6)
Extension options reasonably certain to be exercised	365
Certain costs for which the Corporation is contractually committed under lease contracts but are not accounted for as a lease liability, such as variable lease payments not tied to an index or rate	(2,457)
Lease liabilities recognized at January 1, 2019	$4,475

IFRS 16 replaces the straight-line operating lease expense recorded under IAS 17 with a depreciation charge for right-of-use assets and interest expense on lease liabilities, which resulted in a decrease in operating expenses, an increase in depreciation expense and an increase in finance costs.

The Corporation has applied judgment to determine the lease term for some lease contracts that include renewal options. The assessment of whether the Corporation is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.

The Corporation also make judgements in determining the incremental borrowing rate used in measuring the lease liabilities, reflecting the rate that the Corporation would have to pay for a loan of similar term, with similar security, to obtain an asset of similar value.

Other accounting standards adopted in 2019

The following standards or amendments are also effective from January 1, 2019, but they did not have a material impact on the Corporation's consolidated financial statements:

  IAS 28, Investments in Associates and Joint Ventures;
  IAS 19, Employee Benefits; and
  IFRIC 23, Uncertainty over Income Tax Treatments.

Revenue recognition [Policy Text Block]

(b) Revenue recognition

The Corporation's revenue is categorized as principal or other partner revenue, and is primarily generated through the sale of loyalty currencies, through services provided to loyalty partners' program members, and through technology and marketing services provided to loyalty partners.

Contracts with customers

The Corporation records revenue from contracts with customers in accordance with the five steps in IFRS 15, Revenue from Contracts with Customers, as follows:

1. Identify the contract with a customer;

2. Identify the performance obligations in the contract;

3. Determine the transaction price, which is the amount the Corporation expects to be entitled to;

4. Allocate the transaction price among the performance obligations in the contract based on their relative stand-alone selling prices; and

5. Recognize revenue when or as the goods or services are transferred to the customer.

Principal Revenue

Principal revenue groups together several streams of revenue that the Corporation realizes in delivering goods or services to various loyalty programs and their customers.  The following is a list of revenue streams and the related revenue recognition policy.

(i) Reseller revenue is transactional revenue for the sale of loyalty currencies that occurs in contracts for which the Corporation takes a principal role in the retailing or wholesaling of loyalty currencies to loyalty program customers. The customer obtains control of the loyalty currency, and hence the performance obligation is satisfied on completion of the transaction which aligns with the point in time the loyalty currency is transferred and payment is received. The Corporation's role as the principal in the transaction is determined by the contractual arrangements in place with the loyalty program partner and their members. In this instance, the Corporation has determined that it obtains control of the loyalty currency prior to transferring it to the customer, due in part to inventory risk that is assumed by the Corporation. Other factors considered in making the determination include the fact that the Corporation is primarily responsible for fulfilling the promise to provide the specified good, and often has discretion in establishing the prices for the specified goods.

(ii) Service revenue is transactional revenue for the provision of transfer and reinstate services provided to loyalty program members.  The Corporation is primarily responsible for fulfilling the promise to provide the services. Transfer and reinstate service revenue is recognized at the point in time the transaction is completed, which is also when payment is received.

(iii) Hosting services are provided to loyalty program partners throughout the term of the loyalty program partner agreement. The hosting services begin, and hence revenue recognition commences when the loyalty program partner website is functional. Revenue is recognized on a straight-line basis over the life of the term of the partner agreement. Costs that relate directly to the contract are capitalized to the extent that they are expected to be recovered and are amortized as the services are transferred.

Other Partner Revenue

Other partner revenue is primarily transactional revenue for facilitating the sale of loyalty currencies or other goods or services to loyalty program members for which the Corporation takes an agency role. It also includes certain redemption based and earn based transactions facilitated by the Corporation on behalf of loyalty program partners.  The Corporation's role as an agent is determined by the contractual arrangement in place with the loyalty program partner and their members.  In this instance, the Corporation has determined that it does not obtain control of the loyalty currency or other goods and services prior to transferring them to the customer, due in part to the absence of inventory risk. Other factors considered in making the determination include the fact that the Corporation is not primarily responsible for fulfilling the promise to provide the specified good and generally has limited discretion in establishing the prices for the specified goods.

When deciding the most appropriate basis for presenting revenue on either a gross or net basis, both the legal form and substance of the agreements between the Corporation, its partners and their program members are reviewed to determine each party's respective role in the transaction.

Where the Corporation's role in a transaction is that of a principal, revenue is recognized on a gross basis, where the gross value of the transaction billed to the customer is recognized as revenue and the costs incurred to purchase the points or miles sold in the transaction are recognized as direct cost of revenue. When the Corporation's role in a transaction is that of an agent, revenue is recognized on a net basis with revenue approximating the margin earned and is recorded in other partner revenue in the consolidated statement of comprehensive income. This determination of whether the Corporation is acting as principal or agent requires the exercise of judgment.  In making this assessment, management considers whether the Corporation:

  acts on behalf of the loyalty partner or the program member in identifying the customer in certain arrangements;
  controls the good or service being provided, prior to it being transferred to the customer;
  has primary responsibility for providing the goods and service to the customer;
  has inventory risk before or after the customer order; and
  has discretion in establishing prices for the specified goods and services.

Foreign currency translation [Policy Text Block]

(c) Foreign currency translation

(i) Foreign currency transactions

Transactions in currencies other than the Corporation's or its subsidiaries' respective functional currency are recognized at the exchange rates in effect on the transaction date. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated to the functional currency at the exchange rates prevailing at the date when the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are not translated.

Foreign exchange gains and losses on monetary items are recognized in profit or loss; except for foreign currency derivatives designated as qualifying cash flow hedges, the fair values of which are deferred in accumulated other comprehensive income in shareholders' equity until such time that the hedged transaction affects profit or loss; refer to Notes 3(d)(iv) and 19.

(ii) Foreign operations

The assets and liabilities of the Corporation's non-USD functional currency subsidiary are translated to USD at exchange rates at the reporting date. The income and expenses of this subsidiary are translated to USD using average exchange rates for the month during which the transactions occurred. Foreign currency differences resulting from translation are recognized in other comprehensive income ("OCI") within the cumulative translation account.

Financial instruments [Policy Text Block]

(d) Financial instruments

All financial assets and financial liabilities are recognized on the Corporation's consolidated statements of financial position when the Corporation becomes a party to the contractual provisions of the instrument.

(i)  Classification and measurement of financial instruments

The Corporation's financial instruments as a result of adopting IFRS 9, Financial Instruments, ("IFRS 9") are classified and measured as follows:

Asset/Liability	Measurement under IFRS 9
Cash and cash equivalents	Amortized cost
Cash held in trust and restricted cash	Amortized cost
Funds receivable from payment processors	Amortized cost
Accounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Payable to loyalty program partners	Amortized cost

Derivatives	Measurement
Foreign exchange forward contracts	Fair value, with changes in fair value for hedges recorded in OCI and ineffective portion recorded in profit or loss.

Financial assets held at amortized cost require the asset to be measured using the effective interest method. The amortized cost is reduced by impairment losses. Finance income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Derivatives may be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately in profit or loss.

(ii) Impairment of financial instruments

IFRS 9 requires the expected lifetime credit losses at initial recognition to be considered when assessing impairment of financial assets, which is anticipated to result in earlier recognition of losses.

(iii) Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Authorized with no Par Value

Unlimited common shares

Unlimited preferred shares

Issued

As at December 31, 2019, all issued shares are fully paid. The holders of common shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share. There were no dividends declared in 2019 (2018 - nil).

(iv) Derivative financial instruments, including hedge accounting

The Corporation holds derivative financial instruments to hedge its foreign currency risk exposures. These derivatives are designated in accounting hedge relationships and the Corporation applies cash flow hedge accounting. On initial designation of the hedge, the Corporation formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Corporation makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be "highly effective" in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated. For a cash flow hedge of a forecasted transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that could ultimately affect reported net income.

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges

The Corporation enters into foreign exchange forward contracts to reduce the foreign exchange risk with respect to the Canadian dollar denominated expenses. The changes in fair value of derivatives designated as cash flow hedges are recognized in OCI, except for any ineffective portion, which is recognized immediately in profit or loss. Gains and losses in accumulated other comprehensive income are reclassified to profit or loss in the same period the corresponding hedged items affect profit or loss. The carrying amount of hedging derivatives designated as cash flow hedges that mature within one year is included in prepaid expenses and other assets and/or current portion of other liabilities.

If the hedging instrument no longer meets the criteria for hedge accounting, is expired, sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in OCI and presented in unrealized gains/losses on cash flow hedges in equity remains there until the forecasted transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, then the balance in OCI is recognized immediately in profit or loss.

Cash and cash equivalents [Policy Text Block]

(e) Cash and cash equivalents

Cash equivalents include highly liquid investments (term deposits) with maturities of three months or less at the date of purchase. They are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes. Cash equivalents are carried at amortized cost which approximates their fair value because of the short-term nature of the instruments.

Cash held in trust and restricted cash [Policy Text Block]

(f) Cash held in trust and restricted cash

Cash held in trust represents funds received from customers, primarily Canadian, not yet remitted to service providers for the Points Travel segment in accordance with certain geographic regulatory requirements. Restricted cash includes cash held as collateral for forward contracts entered into during the normal course of business.

Funds receivable from payment processors [Policy Text Block]

(g) Funds receivable from payment processors

Funds receivable from payment processors represent amounts collected from customers on behalf of the Corporation and are typically deposited directly to the Corporation's bank account within three business days from the date of sale.

Property and equipment [Policy Text Block]

(h) Property and equipment

(i) Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The cost consists of the purchase price, and any costs directly attributable to bringing the asset to the location and condition for its intended use. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized in profit or loss.

(ii) Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset less its estimated residual value.

Depreciation is recognized in profit or loss based on the estimated useful lives of the assets using the following methods and annual rates:

  Furniture and fixtures                                  Straight-line over 5 years
  Computer hardware Straight-line over 3 years
  Computer software Straight-line over 3 years
  Leasehold improvements Straight-line over shorter of useful life or the lease term

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate. There were no changes in the current year.

Right-of-use assets and Lease liabilities [Policy Text Block]

(i) Right-of-use assets and Lease liabilities

At inception of a contract, the Corporation assesses whether a contract is or contains a lease based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

The Corporation recognizes right-of-use assets and lease liabilities at the lease commencement date. After the initial adoption date, the right-of-use asset is initially measured at cost, which comprises:

  The amount of the initial measurement of the lease liability;
  Any lease payments made at or before the commencement date, less any lease incentives received;
  Any initial direct costs incurred; and
  An estimate of costs to dismantle or remove the underlying asset, or restore the asset to the condition required by the terms and conditions of the lease.

Subsequent to initial measurement, right-of-use assets are measured at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability. The right-of-use asset are depreciated on a straight-line basis over the term of the lease, or the estimated useful life of the right-of-use assets if the Corporation expects to obtain the ownership of the leased asset at the end of the lease. The lease term includes the non-cancellable period of the lease and optional renewable periods that the Corporation is reasonably certain to extend.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Corporation's incremental borrowing rate. Generally, the Corporation uses its incremental borrowing rate as the discount rate.

After initial recognition, the lease liability is measured at amortized cost using the effective interest method. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or if the Corporation changes its assessment of whether it will exercise a purchase option, extension option or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset.

The lease liability is also remeasured when the underlying lease contract is amended. When there is a decrease in contract scope, the lease liability and right-of-use asset will decrease relative to this change with the difference recorded in net income prior to the remeasurement of the lease liability.

Goodwill & Intangible assets [Policy Text Block]

(j) Goodwill & Intangible assets

(i) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of the identifiable tangible and intangible net assets acquired. Goodwill is not amortized. The Corporation tests goodwill for impairment annually, at each year end, to determine whether the carrying value exceeds the recoverable amount, as discussed in Note 3(k).

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method of accounting. Fair value of the consideration paid is calculated as the sum of the fair value at the date of acquisition of:

  assets acquired; plus
  equity instruments issued; less
  liabilities incurred or assumed.

Goodwill is measured as the fair value of consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, all of which are measured at fair value as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

The Corporation uses estimates and judgments to determine the fair value of assets acquired and liabilities assumed at the acquisition date using the best available information, including information from financial markets. The estimates and judgments include key assumptions such as discount rates, attrition rates, and terminal growth rates for performing discounted cash flow analyses. The transaction costs associated with the acquisitions are expensed as incurred.

(ii) Internally developed software

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable software products controlled by the Corporation are recognized as intangible assets when the following criteria are met:

  It is technically feasible to complete the software product so that it will be available for use;
  Management intends to complete the software product and use or sell it;
  It can be demonstrated how the software product will generate probable future economic benefits;
  Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and
  The expenditure attributable to the software product during its development can be reliably measured.

Development costs that qualify for capitalization include both internal and external costs, but are limited to those that are directly related to the specific product. The capitalized development costs are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including costs incurred in the planning stage and operating stage and expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Indefinite useful lives

Certain intangible assets with indefinite lives, being domain names, patents and trademarks, are not amortized because there is no foreseeable limit to the period that these assets are expected to generate net cash inflows. The Corporation uses judgment to designate these assets as indefinite useful life assets, analyzing relevant factors including the expected usage of the asset, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate. The Corporation tests indefinite life intangible assets for impairment annually, at each year end.

Finite useful lives

Intangible assets with finite useful lives are amortized into depreciation and amortization in the consolidated statements of comprehensive income on a straight-line basis over their estimated useful lives as noted in the table below. Useful lives, residual values and the amortization methods are reviewed at least once a year.  Amortization periods and methods are outlined below:

  Customer Relationships Straight-line over 10 years
  Technology Straight-line over 3 to 5 years

Impairment [Policy Text Block]

(k) Impairment

Financial Assets

IFRS 9 requires the use of an expected credit loss  ("ECL") model for calculating impairment of financial assets.  A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

Non-Financial Assets with Finite Useful Lives

In accordance with IAS 36, Impairment of Assets, the Corporation evaluates the carrying value of non-financial assets with finite lives, being property and equipment, right-of-use assets and certain intangible assets, whenever events or changes in circumstances indicate that a potential impairment has occurred. An impairment loss is considered to have occurred if the carrying value of an asset is not recoverable.

Goodwill & Indefinite Life Intangible Assets

Goodwill and intangible assets that are not amortized are subject to an annual impairment assessment, and the recoverable amount is estimated each year at the same time. The recoverable amount is the higher of an asset's fair value less costs to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For the purposes of assessing impairment, assets that do not generate independent cash inflows are grouped at the lowest level for which there are separately identifiable cash inflows, into CGUs. CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to the CGU or group of CGUs that are expected to benefit from the synergies of the combination.

If the recoverable amount of the CGU or group of CGUs to which goodwill and indefinite life intangible assets has been allocated is less than the carrying amount of the CGU or group of CGUs, including goodwill and intangible assets, an impairment loss is recorded in the consolidated statements of comprehensive income. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU.

The Corporation evaluates impairment losses for potential reversals, other than goodwill impairment, when events or changes in circumstances warrant such consideration. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Share-based payment transactions [Policy Text Block]

(l) Share-based payment transactions

The Corporation has two share-based compensation plans: a share option plan and a share unit plan.  The Corporation accounts for the grants under both plans as equity settled share-based compensation arrangements per IFRS 2, Share-based Payment, and accordingly are not re-measured subsequent to the initial grant date.

Share option plan

The share option plan allows employees to acquire shares of the Corporation through the exercise of share options. Share options have a maximum life of ten years. Under the share option plan, performance options are granted from time to time to certain employees of the Corporation. Vesting of performance options is based on the achievement of specified non-market performance conditions with a life of six years after the date of grant. On grant date, the Corporation estimates the expected vesting date for purpose of estimating the option life.  Additionally, options other than performance options can be granted under the share option plan, which generally vest over a period of three years and expire at the end of five years from the grant date.

For options with graded vesting, each grant in an award is considered a separate grant with a different vesting date, expected life and fair value.  The fair value of each grant is recognized in profit or loss as employment costs over its respective expected vesting period with a corresponding increase in contributed surplus. The fair value of each grant is estimated at the date of grant using the Black-Scholes option pricing model incorporating assumptions regarding risk-free interest rates, dividend yield, expected volatility of the Corporation's stock, and a weighted average expected life of the options. Any consideration paid on the exercise of share options is added to share capital along with the related portion previously added to contributed surplus when the compensation costs were charged to profit or loss.

Under the plan, share options can only be settled in equity. The share option expense incorporates an expected forfeiture rate, estimated based on expected employee turnover.

Annually, the Corporation reassesses the forfeiture rate and the probability of achieving the specified performance metrics for performance options and calculates the cumulative compensation cost of each grant and recognizes an adjustment to the employment cost (recovery) in the current period in the consolidated statement of comprehensive income.

(i) Significant judgments, estimates and assumptions

Share options are measured at grant date fair value.  Estimating fair value requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield. The assumptions and models used for estimating fair value for share options transactions are disclosed in Note 17.

Share unit plan

On March 7, 2012 the Corporation implemented an employee share unit plan (the “Share Unit Plan”) under which employees are periodically granted Restricted Share Units (“RSUs”). Under the share unit plan, the Corporation grants RSUs to its employees and the Board of Directors. The RSUs vest on grant date, over a period of up to three years after the grant date or in full on the third anniversary of the grant date. The fair value of a RSU, determined at the grant date using the volume weighted average trading price per share on the TSX during the immediately preceding five trading days, is recognized over the RSU’s vesting period and charged to profit or loss as employment costs with a corresponding increase in contributed surplus.

In determining the number of awards that are expected to vest, the Corporation takes into account voluntary termination behaviour as well as trends of actual forfeitures.

Payable to loyalty program partners [Policy Text Block]

(m) Payable to loyalty program partners

Payable to loyalty program partners includes amounts owing to these partners for loyalty currency purchased by the Corporation as a principal or as an agent collected through ecommerce services for retailing, wholesaling and other loyalty currency services transactions with end users.

Deferred revenue [Policy Text Block]

(n) Deferred revenue

Deferred revenue includes proceeds received in advance for technology design and development work and is recognized over the expected life of the partner agreement (see Note 3(b) (iii)). Deferred revenue is comprised of bookings made through the Points Travel platform, which have not yet occurred along with proceeds received by the Corporation for the sale of mileage codes that can be redeemed for multiple loyalty program currencies at a later date. Revenue for bookings through Points Travel is recognized at the completion of the rental while revenue from the sale of these mileage codes is recognized upon redemption. Deferred revenue is included in current portion of other liabilities and other liabilities in the consolidated statements of financial position.

Income taxes [Policy Text Block]

(o) Income taxes

Income tax expenses comprise current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in OCI.

Current taxes are the expected taxes payable or receivable on the taxable income or loss for the period, using tax rates substantively enacted at the reporting date, and any adjustment to taxes payable in respect of previous years.

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for:

  temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
  temporary differences related to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
  taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets and liabilities are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been substantively enacted by the reporting date.

In determining the amount of current and deferred tax, the Corporation takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Corporation believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. When new information becomes available that causes the Corporation to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share (EPS) [Policy Text Block]

(p) Earnings per share ("EPS")

The Corporation presents basic and diluted earnings per share data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by dividing the profit or loss attributable to common shareholders by the weighted average number of common shares outstanding adjusted for the effects of all dilutive potential common shares.

Segment reporting [Policy Text Block]

(q) Segment reporting

The Corporation determines its reportable segments based on, among other things, how the Corporation's chief operating decision maker ("CODM"), the Chief Executive Officer, regularly reviews the Corporation's operations and performance. The CODM reviews gross profit, which is defined as total revenue less direct cost of revenue, and segment profit (loss) represented by Contribution, which is defined as gross profit for the relevant operating segment less direct adjusted operating expenses as the key measure of profitability for the purpose of assessing performance for each operating segment and to make decisions about the allocation of resources.  Direct adjusted operating expenses are expenses which are directly attributable to each operating segment and the Corporation accounts for transactions between reportable segments in the same way that it accounts for transactions with external parties and eliminates them on consolidation.

The Corporation makes significant judgments in determining its operating segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by the Corporation's CODM to make decisions about resources to be allocated and to assess component performance, and for which discrete financial information is available.

New standards and interpretations not yet adopted [Policy Text Block]

(r) New standards and amendments not yet adopted

The IASB has issued amendments to the following standards:

  IAS 1, Presentation of Financial Statements; and
  IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors.

These amendments have not yet been adopted by the Corporation. Although the Corporation is currently assessing the impacts of these amendments it does not expect them to have a material impact on the Corporation's consolidated financial statements.